Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,728,011	₩ 2,477,645
PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Percent of shares acquired	49.00%
Investments in joint ventures	₩ 292,780